FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 50	£ 154	£ 242
Credit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	48	112
Debit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(8)	(4)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 10	£ 46